Note 22 - Leases - Future Minimum Lease Payments (Operating Leases) (IAS 17) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Future minimum rental payments:
Not later than one year		€ 707
Later than one year and not later than five years		2,077
Later than five years		3,480
Total future minimum rental payments		6,264
Less: Future minimum rentals to be received		20
Net future minimum rental payments		€ 6,244